Borrowings - Schedule of Movements in Outstanding Borrowings Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	$ 960,159	$ 764,570
Financing Cash flows	157,945	170,460
Capitalized loan cost changes	3,614	1,657
Fair value changes, including accretion	82,174	(35,183)
Other changes	88,205	57,580
Foreign exchange impact	(2,777)	1,075
Conversion to equity
Ending Borrowings	1,068,584	960,159
Interest converted	15,100
2022 Convertible Bonds and Aztiq Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	236,577	98,234
Financing Cash flows	(116,108)	145,358
Capitalized loan cost changes	761	1,657
Fair value changes, including accretion	80,829	(36,071)
Other changes	21,454	27,603
Foreign exchange impact	(2,777)	(204)
Conversion to equity	(220,736)
Ending Borrowings	0	236,577
Senior Bonds
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	549,411	530,506
Financing Cash flows	(550,755)	0
Capitalized loan cost changes	0	0
Fair value changes, including accretion	1,344	888
Other changes	0	18,017
Foreign exchange impact	0	0
Conversion to equity	0
Ending Borrowings	0	549,411
Senior Secured First Lien Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	0
Financing Cash flows	927,899
Capitalized loan cost changes	2,852
Fair value changes, including accretion
Other changes	59,993
Foreign exchange impact
Ending Borrowings	990,744	0
Interest payable	60,000
Other borrowings
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	97,615	71,242
Financing Cash flows	(19,760)	25,102
Capitalized loan cost changes	0	0
Fair value changes, including accretion	0	0
Other changes	(15)	(8)
Foreign exchange impact	0	1,279
Conversion to equity	0
Ending Borrowings	77,840	97,615
Alvogen Facility
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	76,556	64,588
Financing Cash flows	(83,330)	0
Capitalized loan cost changes	0	0
Fair value changes, including accretion	0	0
Other changes	6,773	11,968
Foreign exchange impact	0	0
Conversion to equity	0
Ending Borrowings	$ 0	$ 76,556